Other income (expense)	12 Months Ended
Dec. 31, 2022
Other Income Expense [Abstract]
Other income (expense)
21.

Other income (expense)
2022 2021
Foreign exchange gains 74,132 446
Government assistance (a) - 21,209
Bargain purchase gain [note 6] 22,802 -
Other - (302)
Total $ 96,934 $ 21,353
(a)

In response to the negative economic impact of COVID-19, the Government of Canada announced the Canada
Emergency Wage Subsidy program (CEWS). CEWS provides a subsidy on eligible remuneration based on certain criteria. In
2021, the Company qualified for the subsidy for the periods January through June.

There were no unfulfilled conditions and
other contingencies attached to this government assistance.